UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1.	Schedule of Investments.

Schedule of Investments

March 31, 2007

The Muirfield Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 93.8%
Allegiant Mid Cap Value Fund - Class A		496,686		7,559,561
Allianz NACM International Fund - Class I		134,042		3,324,254
Allianz NFJ Dividend Value Fund - Class D		402,969		6,959,280
Artisan Mid Cap Value Fund		129,674		2,743,892
Goldman Sachs Structured Large Cap Value Fund - Class I		541,977		7,923,710
iShares Russell Midcap Index Fund		23,900		2,490,619
iShares Russell 1000 Growth Index Fund		108,000		6,010,200
MFS Value Fund - Class A		297,185		8,104,243
SSgA International Stock Selection Fund		177,353		2,530,824
Total Registered Investment Companies	(Cost	$44,487,208)		47,646,583
U.S. Government Obligation - 1.2%
U.S. Treasury Bill, 5.02%, due 05/10/2007 *		100,000		99,471
U.S. Treasury Bill, 4.97%, due 06/07/2007 *		500,000		495,294
Total U.S. Government Obligations	(Cost	$594,924)		594,765
Repurchase Agreements - 5.1%
Morgan Stanley DW, Inc., 5.4975%, 04/02/2007, (Collateralized by $2,725,269 various Treasury Bills, Government Agencies, Agency Strips, Commercial Papers at 5.90% - 8.875%, due 04/04/2007 - 04/15/2030, value - $2,638,727) purchase date 03/30/2007		2,587,000		2,587,000
Total Repurchase Agreements	(Cost	$2,587,000)		2,587,000
Total Investments - 100.1%	(Cost	$47,669,132	)(a)	50,828,348
Liabilities less Other Assets - (0.1%)				(46,890)
Total Net Assets - 100.0%				50,781,458
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		159		1,324
The Flex-funds Defensive Growth Fund		82		879
The Flex-funds Dynamic Growth Fund		1,845		17,970
The Flex-funds Muirfield Fund		4,835		28,575
The Flex-funds Quantex Fund		1,790		36,999
The Flex-funds Total Return Utilities Fund		347		8,148
Total Trustee Deferred Compensation	(Cost	$64,404)		93,895
Future Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2007, notional value $2,862,400	8	39,400
Total Futures Contracts		39,400

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $16,510. Cost for federal income tax purposes of $47,685,642 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,403,591
Unrealized depreciation	(260,885)

Net unrealized appreciation (depreciation)	$3,142,706

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2007

The Dynamic Growth Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 92.4%
Allegiant Mid Cap Value Fund - Class A		199,120		3,030,605
Allianz NACM International Fund - Class I		84,283		2,090,206
Allianz NFJ Dividend Value Fund - Class D		157,222		2,715,220
Goldman Sachs Mid Cap Value Fund - Class A		24,319		983,448
Goldman Sachs Structured Large Cap Value Fund - Class I		187,051		2,734,690
iShares Russell Midcap Index Fund		9,075		945,706
iShares Russell 1000 Growth Index Fund		39,850		2,217,653
MFS Value Fund - Class A		100,336		2,736,157
Rydex Large Cap Value Fund - Class H		7,136		238,757
Total Registered Investment Companies	(Cost	$16,646,461)		17,692,442
U.S. Government Obligation - 2.1%
U.S. Treasury Bill, 4.97%, due 06/07/2007 *		400,000		396,236
Total U.S. Government Obligations	(Cost	$396,363)		396,236
Repurchase Agreements - 5.6%
Morgan Stanley DW, Inc., 5.4975%, 04/02/2007, (Collateralized by $1,140,884 various Treasury Bills, Government Agencies, Agency Strips, Commercial Papers at 5.90% - 8.875%, due 04/04/2007 - 04/15/2030, value - $1,104,655) purchase date 03/30/2007		1,083,000		1,083,000
Total Repurchase Agreements	(Cost	$1,083,000)		1,083,000
Total Investments - 100.1%	(Cost	$18,125,824	)(a)	19,171,678
Liabilities less Other Assets - (0.1%)				(17,999)
Total Net Assets - 100.0%				19,153,679
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		77		641
The Flex-funds Defensive Growth Fund		40		429
The Flex-funds Dynamic Growth Fund		454		4,422
The Flex-funds Muirfield Fund		1,262		7,458
The Flex-funds Quantex Fund		494		10,211
The Flex-funds Total Return Utilities Fund		68		1,597
Total Trustee Deferred Compensation	(Cost	$18,127)		24,758
Futures Contracts
Future Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2007, notional value $1,431,200	4	19,700
Total Futures Contracts		19,700

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,136,716
Unrealized depreciation	(90,862)

Net unrealized appreciation (depreciation)	$1,045,854

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2007

The Aggressive Growth Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 91.6%
iShares MSCI EAFE Index Fund		17,190		1,310,909
iShares MSCI EMU Index Fund		22,105		2,393,750
iShares Russell Midcap Index Fund		10,750		1,120,258
iShares Russell Midcap Value Index Fund		23,305		3,569,627
iShares Russell 1000 Growth Index Fund		20,000		1,113,000
iShares Russell 1000 Value Index Fund		98,400		8,180,976
iShares S&P MidCap 400 Growth Index Fund		13,900		1,169,407
Utilities Select Sector SPDR Fund		54,900		2,179,530
Total Registered Investment Companies	(Cost	$19,539,154)		21,037,457
U.S. Government Obligation - 2.1%
U.S. Treasury Bill, 4.97%, due 06/07/07 *		200,000		198,118
Total U.S. Government Obligations	(Cost	$198,181)		198,118
Repurchase Agreements - 7.7%
Morgan Stanley DW, Inc., 5.4975%, 04/02/2007, (Collateralized by $1,844,587 various Treasury Bills, Government Agencies, Agency Strips, Commercial Papers at 5.90% - 8.875%, due 04/04/2007 - 04/15/2030, value - $1,786,011) purchase date 03/30/2007		1,751,000		1,751,000
Total Repurchase Agreements	(Cost	$1,751,000)		1,751,000
Total Investments - 100.2%	(Cost	$21,488,335	)(a)	22,986,575
Liabilities less Other Assets - (0.2%)				(36,210)
Total Net Assets - 100.0%				22,950,365
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		76		633
The Flex-funds Defensive Growth Fund		39		418
The Flex-funds Dynamic Growth Fund		392		3,818
The Flex-funds Muirfield Fund		1,058		6,253
The Flex-funds Quantex Fund		397		8,206
The Flex-funds Total Return Utilities Fund		60		1,409
Total Trustee Deferred Compensation	(Cost	$15,145)		20,737
Future Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2007, notional value $1,789,000	5	24,625
Total Futures Contracts		24,625

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,560,910
Unrealized depreciation	(62,670)

Net unrealized appreciation (depreciation)	$1,498,240

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2007

The Defensive Growth Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 90.1%
Consumer Staples Select Sector SPDR Fund		17,625		469,706
iShares Dow Jones U.S. Industrial Sector Index Fund		28,140		1,880,034
iShares MSCI EAFE Index Fund		31,400		2,394,564
iShares MSCI EMU Index Fund		31,915		3,456,076
iShares Russell Midcap Index Fund		27,520		2,867,859
iShares Russell Midcap Value Index Fund		71,413		10,938,329
iShares Russell 1000 Growth Index Fund		44,225		2,461,121
iShares Russell 1000 Value Index Fund		237,801		19,770,775
Utilities Select Sector SPDR Fund		93,800		3,723,860
Total Registered Investment Companies	(Cost	$45,253,480)		47,962,324
U.S. Government Obligations - 0.7%
U.S. Treasury Bill, 4.84%, due 04/05/2007 *		100,000		99,958
U.S. Treasury Bill, 4.97%, due 06/07/2007 *		110,000		108,965
U.S. Treasury Bill, 4.925%, due 06/28/2007 *		190,000		187,668
Total U.S. Government Obligations	(Cost	$396,704)		396,591
Repurchase Agreements - 9.4%
Morgan Stanley DW, Inc., 5.4975%, 04/02/2007, (Collateralized by $5,269,346 various Treasury Bills, Government Agencies, Agency Strips, Commercial Papers at 5.90% - 8.875%, due 04/04/2007 - 04/15/2030, value - $5,102,015) purchase date 03/30/2007		5,002,000		5,002,000
Total Repurchase Agreements	(Cost	$5,002,000)		5,002,000
Total Investments - 100.2%	(Cost	$50,652,184	)(a)	53,360,915
Liabilities less Other Assets - (0.2%)				(96,096)
Total Net Assets - 100.0%				53,264,819
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		107		891
The Flex-funds Defensive Growth Fund		55		590
The Flex-funds Dynamic Growth Fund		30		292
The Flex-funds Muirfield Fund		124		733
The Flex-funds Quantex Fund		66		1,364
The Flex-funds Total Return Utilities Fund		13		305
Total Trustee Deferred Compensation	(Cost	$3,918)		4,175
Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2007, notional value $5,367,000	15	81,975
Total Futures Contracts		81,975

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,834,456
Unrealized depreciation	(125,725)

Net unrealized appreciation (depreciation)	$2,708,731

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Defensive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2007

The Focused Growth Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 88.8%
Consumer Staples Select Sector SPDR Fund		15,050		401,083
iShares Dow Jones U.S. Industrial Sector Index Fund		24,029		1,605,377
iShares MSCI EAFE Index Fund		25,745		1,963,314
iShares MSCI EMU Index Fund		26,819		2,904,230
iShares Russell Midcap Index Fund		22,725		2,368,172
iShares Russell Midcap Value Index Fund		57,322		8,780,011
iShares Russell 1000 Growth Index Fund		37,110		2,065,171
iShares Russell 1000 Value Index Fund		195,915		16,288,373
Utilities Select Sector SPDR Fund		83,800		3,326,860
Total Registered Investment Companies	(Cost	$36,797,518)		39,702,591
U.S. Government Obligation - 1.0%
U.S. Treasury Bill, 4.925%, due 06/28/2007 *		475,000		469,169
Total U.S. Government Obligations	(Cost	$469,364)		469,169
Repurchase Agreements - 10.4%
Morgan Stanley DW, Inc., 5.4975%, 04/02/2007, (Collateralized by $4,892,211 various Treasury Bills, Government Agencies, Agency Strips, Commercial Papers at 5.90% - 8.875%, due 04/04/2007 - 04/15/2030, value - $4,736,856)purchase date 03/30/2007		4,644,000		4,644,000
Total Repurchase Agreements	(Cost	$4,644,000)		4,644,000
Total Investments - 100.2%	(Cost	$41,910,882	)(a)	44,815,760
Liabilities less Other Assets - (0.2%)				(79,364)
Total Net Assets - 100.0%				44,736,396
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		99		825
The Flex-funds Defensive Growth Fund		51		547
The Flex-funds Dynamic Growth Fund		28		273
The Flex-funds Muirfield Fund		114		674
The Flex-funds Quantex Fund		61		1,261
The Flex-funds Total Return Utilities Fund		12		282
Total Trustee Deferred Compensation	(Cost	$3,606)		3,862
Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2007, notional value $5,009,200	14	73,000
Total Futures Contracts		73,000

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,018,236
Unrealized depreciation	(113,358)

Net unrealized appreciation (depreciation)	$2,904,878

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Focused Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2007

The Quantex Fund

Security Description		Shares or Principal Amount ($)	Value ($)
Common Stocks - 83.2%
Basic Materials - 5.9%
Ashland, Inc.		2,600	170,560
Eastman Chemical Co.		3,000	189,990
Hercules, Inc. #		8,800	171,952
Int’l Flavors & Fragrances, Inc.		3,500	165,270
MeadWestvaco Corp.		5,700	175,788
Sigma - Aldrich Corp.		4,400	182,688
Temple-Inland, Inc.		3,700	221,038
	(Cost	1,026,912)	1,277,286
Communications - 9.8%
ADC Telecommunications, Inc. #		11,714	196,092
CenturyTel, Inc.		3,900	176,241
Ciena Corp. #		6,164	172,284
Citizens Communications Co.		11,850	177,157
Comverse Technology, Inc. #		8,100	172,935
Dow Jones & Co., Inc.		5,350	184,415
EW Scripps Co.		4,000	178,720
Interpublic Group of Cos., Inc. #		13,900	171,109
JDS Uniphase Corp. #		11,662	177,612
Meredith Corp.		3,000	172,170
New York Times Co.		7,150	168,097
Tellabs, Inc. #		16,600	164,340
	(Cost	1,926,231)	2,111,172
Consumer Cyclical - 16.2%
Autonation, Inc. #		8,000	169,920
Big Lots, Inc. #		7,400	231,472
Brunswick Corp.		5,300	168,805
Cintas, Corp.		4,300	155,230
Circuit City Stores, Inc.		9,000	166,770
Dillards, Inc.		4,900	160,377
Dollar General Corp.		10,600	224,190
Family Dollar Stores, Inc.		6,100	180,682
Hasbro, Inc.		6,200	177,444
Jones Apparel Group, Inc.		5,200	159,796
KB Home		3,300	140,811
Liz Claiborne, Inc.		3,850	164,973
OfficeMax, lnc.		3,400	179,316
RadioShack Corp.		10,000	270,300
Sabre Holdings Corp.		5,300	173,575
The Goodyear Tire & Rubber Co. #		7,450	232,365
Tiffany & Co.		4,300	195,564
W.W. Grainger, Inc.		2,400	185,376

Schedule of Investments

March 31, 2007

The Quantex Fund

Security Description		Shares or Principal Amount ($)	Value ($)
Wendy’s International, Inc.		5,100	159,630
	(Cost	2,811,811)	3,496,596
Consumer Noncyclical - 17.4%
Barr Pharmaceuticals, Inc. #		3,400	157,590
Bausch & Lomb, Inc.		3,300	168,828
Brown-Forman Corp.		2,600	170,456
Constellation Brands, Inc. #		8,300	175,794
Convergys Corp. #		7,100	180,411
Equifax, Inc.		4,950	180,428
Estee Lauder Cos. Inc./The		4,100	200,285
Health Management Associates, Inc.		8,100	88,047
Hospira, Inc. #		5,100	208,590
IMS Health, Inc.		6,350	188,341
King Pharmaceuticals, Inc. #		10,600	208,502
Manor Care, Inc.		3,650	198,414
McCormick & Co., Inc.		4,425	170,451
Millipore Corp. #		2,550	184,798
Molson Coors Brewing Co.		2,300	217,626
Mylan Laboratories, Inc.		8,450	178,633
Patterson Cos., Inc. #		4,800	170,352
Pepsi Bottling Group, Inc.		5,900	188,151
Tenet Healthcare Corp. #		23,900	153,677
Tyson Foods, Inc.		10,400	201,864
Watson Pharmaceuticals, lnc. #		6,500	171,795
	(Cost	3,387,854)	3,763,033
Energy - 2.8%
Dynegy, Inc. #		23,500	217,610
Integrys Energy Group, Inc.		3,135	174,024
Rowan Cos., Inc.		6,400	207,808
	(Cost	412,599)	599,442
Financial - 4.0%
Apartment Investment & Management Co.		3,000	173,070
Federated Investors, Inc.		4,950	181,764
First Horizon National Corp.		4,350	180,656
Janus Capital Group, Inc.		8,200	171,462
MGIC Investment Corp.		2,700	159,084
Wachovia Corp. Pref. Dividend Equalization #		1,700	0
	(Cost	706,999)	866,036
Industrial - 13.7%
Allied Waste Industries, Inc. #		13,800	173,742

Schedule of Investments

March 31, 2007

The Quantex Fund

Security Description		Shares or Principal Amount ($)	Value ($)
Ball Corp.		3,800	174,230
Bemis Co.		5,200	173,628
Black & Decker Corp.		2,100	171,402
Leggett & Platt, Inc.		7,200	163,224
Molex, Inc.		5,400	152,280
Pactiv Corp. #		4,800	161,952
Pall Corp.		4,900	186,200
PerkinElmer, lnc.		7,775	188,310
Ryder System, Inc.		3,225	159,122
Sanmina - SCI Corp. #		49,300	178,466
Sealed Air Corp.		5,400	170,640
Snap - On, Inc.		3,550	170,755
Solectron Corp. #		52,800	166,320
Stanley Works / The		3,350	185,456
Tektronix, Inc.		6,550	184,448
Waters Corp. #		3,500	203,000
	(Cost	2,468,552)	2,963,175
Technology - 9.2%
Citrix Systems, Inc. #		6,300	201,789
Compuware Corp. #		20,400	193,596
Jabil Circuit, Inc.		6,900	147,729
LSI Logic Corp. #		20,950	218,718
Novell, Inc. #		27,400	197,828
Novellus Systems, Inc. #		4,900	156,898
Parametric Technology Corp. #		9,840	186,960
PMC - Sierra, Inc. #		25,300	177,353
QLogic Corp. #		7,800	132,600
Teradyne, Inc. #		11,350	187,729
Unisys Corp. #		21,700	182,931
	(Cost	1,607,617)	1,984,131
Utilities - 4.2%
Centrepoint Energy, Inc.		10,000	179,400
CMS Energy Corp.		10,300	183,340
Nicor, Inc.		3,650	176,733
Pinnacle West Capital Corp.		3,300	159,225
TECO Energy, Inc.		11,600	199,636
	(Cost	723,743)	898,334
Total Common Stocks	(Cost	$15,072,318)	17,959,205
U.S. Government Obligations - 1.4%
U.S. Treasury Bill, 4.97%, due 06/07/2007 *		300,000	297,177

Schedule of Investments

March 31, 2007

The Quantex Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Total U.S. Government Obligations	(Cost	$297,272)		297,177
Repurchase Agreements - 15.4%
Morgan Stanley DW, Inc., 5.4975%, 04/02/2007, (Collateralized by $3,514,302 various Treasury Bills, Government Agencies, Agency Strips, Commercial Papers at 5.90% - 8.875%, due 04/04/2007 - 04/15/2030, value - $3,402,704) purchase date 03/30/2007		3,336,000		3,336,000
Total Repurchase Agreements	(Cost	$3,336,000)		3,336,000
Total Investments - 100.0%	(Cost	$18,705,590	)(a)	21,592,382
Liabilities less Other Assets - (0.0%)				(3,649)
Total Net Assets - 100.0%				21,588,733
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		73		608
The Flex-funds Defensive Growth Fund		38		407
The Flex-funds Dynamic Growth Fund		951		9,263
The Flex-funds Muirfield Fund		2,410		14,243
The Flex-funds Quantex Fund		836		17,280
The Flex-funds Total Return Utilities Fund		173		4,062
Total Trustee Deferred Compensation	(Cost	$30,732)		45,863
Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors MidCap 400 expiring June 2007, notional value $3,423,200	8	41,800
Total Futures Contracts		41,800

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,390,663
Unrealized depreciation	(503,871)

Net unrealized appreciation (depreciation)	$2,886,792

ADR American Depositary Receipt

#	Represents non-income producing securities.

Schedule of Investments

March 31, 2007

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)

*	Pledged as collateral on Futures Contracts.
**	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2007

The Total Return Utilities Fund

Security Description		Shares or Principal Amount ($)	Value ($)
Common Stocks - 99.1%
Electric Utility 16.0%
AES Corp. #		22,385	481,725
Energy East Corp.		32,590	793,893
MDU Resources Group, Inc.		23,237	667,831
Northeast Utilities		16,755	549,061
Pepco Holdings, Inc.		15,215	441,539
Sierra Pacific Resources #		56,125	975,453
	(Cost	2,936,440)	3,909,502
Independent Power Producer 5.1%
Dynegy, Inc. #		68,115	630,745
NRG Energy, Inc. #		8,695	626,388
	(Cost	698,726)	1,257,133
Natural Gas Distribution 16.8%
AGL Resources, Inc.		14,865	635,033
ATMOS Energy Corp.		14,755	461,536
NiSource, Inc.		35,605	870,186
ONEOK, Inc.		16,145	726,525
Southern Union Co.		30,960	940,875
Vectren Corp.		16,330	467,038
	(Cost	3,075,529)	4,101,193
Oil Exploration & Production 8.8%
Anadarko Petroleum Corp.		11,930	512,751
Pioneer Natural Resources Co.		18,115	780,938
Ultra Petroleum Corp. #		15,555	826,437
	(Cost	1,377,399)	2,120,126
Pipelines 20.7%
El Paso Corp.		33,375	482,936
Enterprise Products Partners, L.P.		21,646	688,343
Equitable Resources, Inc.		10,905	526,930
Kinder Morgan Energy Partners, L.P.		17,818	938,652
National Fuel Gas Co.		12,300	532,098
Questar Corp.		13,735	1,225,299
Spectra Energy Corp.		25,825	678,423
	(Cost	3,495,884)	5,072,681
Telephone & Telecommunications 29.2%
America Movil SA de CV - ADR		11,770	562,488
AT&T, Inc.		21,640	853,265
Brasil Telecom - ADR		10,370	467,583
China Mobile Limited - ADR		10,955	491,332
Corning, Inc. #		31,980	727,225
Cypress Semiconductor Corp. #		14,610	271,015
Philippine Long Distance Telephone Company - ADR		9,350	493,680
PT Telekomunikasi Indonesia - ADR		9,405	405,732
Qualcom, Inc.		12,125	517,253

Schedule of Investments

March 31, 2007

The Total Return Utilities Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Sprint Nextel Corp.		52,130		988,385
Telefonos de Mexico SA de CV - ADR		10,285		343,519
Turkcell Iletisim Hizmetleri AS - ADR		32,595		431,884
Verizon Communications, Inc.		15,420		584,726
	(Cost	5,751,529)		7,138,087
Water Utility - 2.5%
Mueller Water Products, Inc.		15,170		209,498
United Utilities PLC - ADR		13,690		406,593
	(Cost	488,717)		616,091
Total Common Stocks	(Cost	$17,824,224)		24,214,813
Repurchase Agreements - 0.9%
Morgan Stanley DW, Inc., 5.4975%, 04/02/2007, (Collateralized by $231,758 various Treasury Bills, Government Agencies, Agency Strips, Commercial Papers at 5.90% - 8.875%, due 04/04/2007 - 04/15/2030, value - $224,398) purchase date 03/30/2007		220,000		220,000
Total Repurchase Agreements	(Cost	$220,000)		220,000
Total Investments - 100.0%	(Cost	$18,044,224	)(a)	24,434,813
Liabilities less Other Assets - (0.0%)				(2,172)
Total Net Assets - 100.0%				24,432,641
Trustee Deferred Compensation*
The Flex-funds Aggressive Growth Fund		87		725
The Flex-funds Defensive Growth Fund		45		482
The Flex-funds Dynamic Growth Fund		657		6,399
The Flex-funds Muirfield Fund		1,730		10,224
The Flex-funds Quantex Fund		638		13,187
The Flex-funds Total Return Utilities Fund		114		2,677
Total Trustee Deferred Compensation	(Cost	$23,231)		33,694

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,693,433
Unrealized depreciation	(302,844)

Net unrealized appreciation (depreciation)	$6,390,589

ADR American Depositary Receipt

#	Represents non-income producing securities.
*	Assets of affiliates to The Total Return Utilities Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2007

The U.S. Government Bond Fund

Security Description		Principal Amount ($) or Shares		Value ($)
U.S. Government Obligations - 85.3%
Federal Farm Credit, 2.25%, due 06/28/2007		500,000		496,459
Federal Home Loan Bank, 3.00%, due 12/28/2007		400,000		393,760
Federal Home Loan Bank, 5.375%, due 09/09/2016		600,000		617,387
Federal Home Loan Mortgage Corporation, 4.375%, due 07/17/2015		1,400,000		1,344,560
U.S. Treasury Note, 4.00%, due 06/15/2009		200,000		197,500
U.S. Treasury Note, 4.375%, due 08/15/2012		300,000		298,078
U.S. Treasury Note, 4.00%, due 11/15/2012		300,000		292,078
Total U.S. Government Obligations	(Cost	$3,601,920)		3,639,822
Repurchase Agreements - 14.9%
Morgan Stanley DW, Inc., 5.4975%, 04/02/2007, (Collateralized by $669,993 various Treasury Bills, Government Agencies, Agency Strips, Commercial Papers at 5.90% - 8.875%, due 04/04/2007 - 04/15/2030, value - $648,717) purchase date 03/30/2007		636,000		636,000
Total Repurchase Agreements	(Cost	$636,000)		636,000
Total Investments - 100.2%	(Cost	$4,237,920	)(a)	4,275,822
Liabilities less Other Assets - (0.2%)				(7,809)
Total Net Assets - 100.0%				4,268,013
Trustee Deferred Compensation*
The Flex-funds Aggressive Growth Fund		66		550
The Flex-funds Defensive Growth Fund		34		364
The Flex-funds Dynamic Growth Fund		497		4,841
The Flex-funds Muirfield Fund		1,299		7,677
The Flex-funds Quantex Fund		481		9,942
The Flex-funds Total Return Utilities Fund		88		2,066
Total Trustee Deferred Compensation	(Cost	$17,784)		25,440

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$43,816
Unrealized depreciation	(5,914)

Net unrealized appreciation (depreciation)	$37,902

*	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2007

The Money Market Fund

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares	Value ($)
Certificates of Deposit - 7.4%
Deutsche Bank CD	5.43%		01/28/08	5,000,000	5,000,000
Huntington National Bank CD	5.43%		04/23/07	5,000,000	5,000,000
Huntington National Bank CD	5.39%		06/18/07	4,000,000	4,000,000
Total Certificates of Deposit			(Cost	$14,000,000)	14,000,000
Commercial Paper - 16.4%
Citigroup Funding	5.24%		04/20/07	4,000,000	3,989,520
Citigroup Funding	5.22%		07/10/07	4,000,000	3,942,580
Dexia Delaware	5.20%		08/10/07	3,000,000	2,943,721
ING Funding	5.23%		05/21/07	5,000,000	4,964,407
Rabobank	5.39%		04/02/07	6,000,000	6,000,000
Rabobank	5.27%		04/02/07	1,300,000	1,300,000
Siemens Capital	5.25%		04/03/07	3,000,000	2,999,563
UBS Financial	5.20%		08/10/07	5,000,000	4,906,201
Total Commercial Paper			(Cost	$31,045,992)	31,045,992
Corporate Obligations - 49.3%
Abbey National Treasury	5.33	% *	04/11/07	5,000,000	4,999,995
Aquarium Holdings Ky**	5.37	%*	04/05/07	108,000	108,000
Bank of America	5.63%		11/30/07	863,000	864,619
Bath Technologies**	5.43	%*	04/05/07	1,115,000	1,115,000
Beaver Creek Enterprise**	5.38	%*	04/05/07	1,815,000	1,815,000
Cascade Plaza Project**	5.38	%*	04/05/07	7,567,000	7,567,000
CIT Group Inc.	5.42	%*	06/19/07	700,000	700,345
CIT Group Inc.	5.75%		09/25/07	1,250,000	1,251,717
CIT Group Inc.	7.38%		04/02/07	3,814,000	3,814,000
Clark Grave Vault Co.**	5.37	%*	04/05/07	300,000	300,000
Credit Suisse	5.40%		12/21/07	8,500,000	8,500,000
Don’s Launderers-Cleaners, Inc.**	5.37	%*	04/05/07	900,000	900,000
Goldman Sachs	5.49	%*	04/05/07	2,200,000	2,201,902
Goldman Sachs	5.49	%*	04/02/07	3,000,000	3,001,237
Gordon Flesch Co. Project**	5.38	%*	04/05/07	700,000	700,000
Hartford Financial	4.70%		09/01/07	500,000	498,187
Isaac Tire, Inc.**	5.37	%*	04/05/07	770,000	770,000
Jim White Co.**	5.42	%*	04/05/07	675,000	675,000
JPMorgan Chase & Co.	5.44	%*	06/14/07	6,000,000	6,001,489

J2T LLC**	5.42	%*	04/05/07	2,040,000		2,040,000
K.L. Morris, Inc.**	5.37	%*	04/05/07	2,015,000		2,015,000
Keiser Street, Inc.**	5.38	%*	04/05/07	1,470,000		1,470,000
Martin Wheel Co, Inc.**	5.62	%*	04/05/07	2,110,000		2,110,000
Mega Star Arbor LLC**	5.42	%*	04/05/07	4,090,000		4,090,000
Merrill Lynch	5.49	%*	04/27/07	1,000,000		1,000,459
Merrill Lynch	8.00%		06/01/07	5,000,000		5,021,141
Merrill Lynch	4.00%		11/15/07	1,000,000		993,270
MetLife Insurance Co.***	5.39	%*	04/02/07	7,500,000		7,500,000
Mubea, Inc.**	5.37	%*	04/05/07	1,400,000		1,400,000
National City Bank of Indiana	5.38	%*	06/04/07	1,250,000		1,250,108
O.K.I. Supply Co.**	5.37	%*	04/05/07	915,000		915,000
Osco Industries, Inc.**	5.48	%*	04/05/07	300,000		300,000
Pro Tire, Inc.**	5.37	%*	04/05/07	920,000		920,000
Seariver Maritime, Inc.	5.33	%*	04/02/07	3,000,000		3,000,000
Springside Corp Exchange Partners LLC**	5.38	%*	04/05/07	2,000,000		2,000,000
Taylor Brothers Properties LLC**	5.37	%*	04/05/07	1,055,000		1,055,000
US Bank, N.A.	5.45	%*	04/03/07	1,500,000		1,499,771
US Bank, N.A.	5.39	%*	04/02/07	5,000,000		5,001,695
White Castle Project**	5.38	%*	04/05/07	4,000,000		4,000,000
Total Corporate Obligations			(Cost	$93,364,935)		93,364,935
U.S. Government Agency Obligations - 2.4%
Federal Farm Credit Bank	4.20%		01/07/08	750,000		743,782
Federal Home Loan Bank	3.15%		09/17/07	1,200,000		1,188,800
Federal Home Loan Bank	5.30%		10/26/07	2,000,000		2,000,000
Federal Home Loan Bank	4.30%		01/30/08	500,000		495,985
Federal National Mortgage Association	2.50%		07/16/07	200,000		198,379
Total U.S. Government Agency Obligations			(Cost	$4,626,946)		4,626,946
Repurchase Agreements - 24.3%
Morgan Stanley DW, Inc., 5.4975%, 04/02/2007, (Collateralized by $48,597,650 various Treasury Bills, Government Agencies, Agency Strips, Commercial Papers at 5.90% - 8.875%, due 04/04/2007 - 04/15/2030, value - $47,054,407) purchase date 03/30/2007				46,132,000		46,132,000
Total Repurchase Agreements			(Cost	$46,132,000)		46,132,000
Total Investments - 99.8%			(Cost	$189,169,873	)(a)	189,169,873
Other Assets less Liabilities - 0.2%						326,653
Total Net Assets - 100.0%						189,496,526
Trustee Deferred Compensation ***

The Flex-funds Aggressive Growth Fund		66	550
The Flex-funds Defensive Growth Fund		34	364
The Flex-funds Dynamic Growth Fund		821	7,997
The Flex-funds Muirfield Fund		2,103	12,429
The Flex-funds Quantex Fund		745	15,399
The Flex-funds Total Return Utilities Fund		156	3,663
Total Trustee Deferred Compensation	(Cost	$31,945)	40,402

(a)	Cost for federal income tax and financial reporting purposes are the same.
*	Variable rate security. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2007. The maturity date shown reflects next rate change date.
**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of March 31, 2007, securities restricted as to resale to institutional investors represented 23.1% of Total Investments.
***	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of March 31, 2007, illiquid securities represented 4.0% of Total Investments.
****	Assets of affiliates to The Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 24, 2007

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 24, 2007